Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 22,087
Credit loss expense	8,759
Recoveries	2,980
Write-Offs	(11,189)
Other	(215)	[1]
Ending balance	22,422
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,240
Credit loss expense	6,528
Recoveries	2,848
Write-Offs	(8,292)
Other	(2)	[1]
Ending balance	6,322
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,197	[2]
Credit loss expense	299	[2]
Recoveries	132	[2]
Write-Offs	(658)	[2]
Other	(196)	[1],[2]
Ending balance	4,774	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,650
Credit loss expense	1,932
Write-Offs	(2,239)
Other	(17)	[1]
Ending balance	$ 11,326

[1]	Other mainly relates to the impact of foreign exchange.
[2]	For the three months ended March 31, 2024 and 2023, recoveries from freestanding credit enhancements related to Settlement receivables, net were $289 and $454, respectively, which are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.